Related party disclosures - Additional Information (Details) - USD ($) $ in Millions		2 Months Ended	12 Months Ended
	Mar. 16, 2021	Mar. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Platforme International Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Commission generated			$ 0.4	$ 0.6
Purchases			0.1
Receivable from related party			$ 0.2
Payable to related party				0.2
Alanui S R L
Disclosure Of Transactions Between Related Parties [Line Items]
Receivable from related party				0.5
Payable to related party				0.4
Ownership interest	53.00%
Sales to related party		$ 0.2		$ 1.1